Equity Investments - Venture Capital (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Equity Investments
Investments in venture capital funds	€ 206	€ 187
Total commitments to make equity investment in other entities	517	418
Drawn made from total commitments to make equity investment in other entities	312	€ 232
2020
Equity Investments
Investments in venture capital funds	€ 206